Ropes & Gray LLP

One Embarcadero Center, Suite 2200

San Francisco, CA 94111

415-315-6300

F 415-315-6350

February 27, 2009

Matthew Gaarder-Wang

(415) 315-6302

matthew.gaarder@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	RS Variable Products Trust (Registration Nos. 333-135544 and 811-21922)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of RS Variable Products Trust (the “Trust”) is Post-Effective Amendment No. 8 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”) and Post-Effective Amendment No. 9 to the Trust’s Registration Statement (the “Registration Statement”) under the Investment Company Act of 1940, as amended (the “1940 Act”) on Form N-1A (“Amendment No. 8/9”).

This Amendment No. 8/9 relates to RS Money Market VIP Series, RS Core Equity VIP Series, RS MidCap Opportunities VIP Series, and RS Equity Dividend VIP Series, each a series of the Registrant. The Amendment does not supersede or amend any disclosure in the Trust’s Registration Statement relating to any other series of the Trust. Pursuant to the provisions of Rule 485(a)(1) under the Securities Act, it is intended that this Amendment become effective May 1, 2009.

This Amendment 8/9 is marked to show changes effected in the Registration Statement by this Amendment.

This Amendment No. 8/9 is being filed in connection with the Trust’s annual update.

Any questions or comments with respect to the enclosed materials should be directed to the undersigned at (415) 315-6302.

Very truly yours,

/s/ MATTHEW GAARDER-WANG
Matthew Gaarder-Wang

Enclosure

cc:	Timothy W. Diggins, Esq.

Benjamin L. Douglas, Esq.

Elizabeth J. Reza, Esq.